Advances to Suppliers and Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Advances to Suppliers and Other Current Assets [Abstract]
Prepayments for Advertisements	$ 1,540,646	$ 1,525,864
Prepayment of projects	12,535,168
Prepayments of land leases	357,255	461,886
Total	$ 14,433,069	$ 1,987,750